Consolidated Statements of Changes in Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Dividends paid per share	$ 1.52	$ 1.28	$ 1.10